LEASE (Tables)	12 Months Ended
Dec. 31, 2025
LEASE
Schedule of balances reported in the consolidated balance sheet related to the leases

	As of December 31,
	2024	2025

	(HK$ in thousands)

Operating lease right-of-use assets	253,212	569,939
Operating lease liabilities	277,281	593,932

Schedule of operating lease expenses reported in the consolidated statements of comprehensive income

	Year ended December 31,
	2023	2024	2025

	(HK$ in thousands)

Operating lease cost	122,333	140,062	181,431

Schedule of undiscounted cash flows of leases to present value of operating lease payments

Amount
(HK$ in thousands)
For the year ending December 31,
2026	204,431
2027	161,391
2028	122,467
2029	52,834
2030	27,203
Thereafter	78,032
Total undiscounted operating lease payments	646,358
Less: imputed interest	(52,426)
Present value of operating lease liabilities	593,932